UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

November 1, 2017 to November 30, 2017

Commission File Number of issuing entity: 333-210906-01

Central Index Key Number of issuing entity: 0001236424

Nissan Master Owner Trust Receivables

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-210906

Central Index Key Number of depositor: 0001236416

Nissan Wholesale Receivables Corporation II

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001540639

Nissan Motor Acceptance Corporation

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

Sean D. Caley, (615) 725-1666

(Name and telephone number, including area code, of the person to contact in connection with this filing)

51-6538952

(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association, Rodney Square North,
1100 North Market Street, Wilmington, Delaware	19890
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 636-6194

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2015-A, Asset Backed Notes, Class A-1	☐	☐	☒

Series 2015-A, Asset Backed Notes, Class A-2	☐	☐	☒

Series 2016-A, Asset Backed Notes, Class A-1	☐	☐	☒

Series 2016-A, Asset Backed Notes, Class A-2	☐	☐	☒

Series 2017-A, Asset Backed Notes	☐	☐	☒

Series 2017-B, Asset Backed Notes	☐	☐	☒

Series 2017-C, Asset Backed Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.     Yes  ☒    No  ☐

Explanatory Note

The purpose of this Amendment No. 1 to our Distribution Report on Form 10-D for the monthly distribution period from November 1, 2017 to November 30, 2017, as filed with the Securities and Exchange Commission on December 21, 2017 (the “Original Form 10-D”) is to amend the Monthly Servicer’s Statement for each of the Series 2017-A, 2017-B and 2017-C transactions (the “Affected Statements”) attached hereto as Exhibits 99.5, 99.7 and 99.9 respectively, for the purposes of amending the “Seller’s Interest as a percent of the notes of each Series” set forth therein. The “Seller’s Interest as a percent of the notes of each Series” for the November 1, 2017 to November 30, 2017 distribution period is 6.90%. Such percentage has been incorrectly reported as lower than the actual percentage in the Monthly Servicer’s Statements for the Series 2017-A, 2017-B and 2017-C transactions in all Forms 10-D filed on and after June 30, 2017. No other changes have been made to the Original Form 10-D other than the changes described herein. Other than as described herein, this Amendment No. 1 does not reflect subsequent events occurring after the filing date of the Original Form 10-D.

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Nissan Master Owner Trust Receivables, including the information required by Items 1121(a)-(b) of Regulation AB, is set forth in the attached Monthly Servicer’s Certificate.

No assets securitized by Nissan Motor Acceptance Corporation (the “Securitizer”) and held by Nissan Master Owner Trust Receivables were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from November 1, 2017 to November 30, 2017. Please refer to the Form ABS-15G filed by the Securitizer on January 18, 2017 for additional information. The CIK number of the Securitizer is 0001540639.

Item 1A.	Asset-Level Information.

The information prescribed by Regulation AB Item 1111(h) and by Item 1125, Schedule AL, is not required to be disclosed for this issuer and asset class.

Item 1B.	Asset Representations Reviewer and Investor Communication.

The Series 2015-A Notes on which the present report on Form 10-D provides information are not registered on Form SF-3, and therefore the registrant is exempt from a requirement to provide information pursuant to Item 1121(d)-(e) of Regulation AB with respect to such securities.

With respect to the Series 2016-A Notes, there is nothing to report.

With respect to the Series 2017-A Notes, there is nothing to report.

With respect to the Series 2017-B Notes, there is nothing to report.

With respect to the Series 2017-C Notes, there is nothing to report.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

None.

Item 3.	Sales of Securities and Use of Proceeds.

On November 13, 2017, the issuing entity issued and sold in a public offering a series of notes (the “Series 2017-C Notes”) with one class with a principal balance of $1,250,000,000. The Series 2017-C Notes were registered under the Securities Act of 1933. The Series 2017-C Notes are backed by the same asset pool that collateralizes the outstanding series of registered asset-backed securities issued by the issuing entity (currently, the Series 2015-A Notes, Series 2016-A Notes, Series 2017-A Notes and Series 2017-B Notes). The terms of the Series 2017-C Notes are further described in the prospectus filed by the depositor and issuing entity on November 6, 2017. The information required by Item 2 of Part II of Form 10-Q with respect to the Series 2017-C Notes has been previously included in a Current Report on Form 8-K filed by the depositor on November 16, 2017, and is incorporated herein by reference.

Item 4.	Defaults Upon Senior Securities.

None.

Item 5.	Submission of Matters to a Vote of Security Holders.

None.

Item 6.	Significant Obligors of Pool Assets.

None.

Item 7.	Change in Sponsor Interest in the Securities.

None.

Item 8.	Significant Enhancement Provider Information.

Not applicable.

Item 9.	Other Information.

Compliance with European Union Risk Retention Rules.

Nissan Motor Acceptance Corporation (“NMAC”), as “originator” for the purposes of the EU Retention Rules (as defined in the Transfer and Servicing Agreement), currently retains a material net economic interest that is not less than 5% of the nominal value of the securitized exposures, in the form of an originator’s interest in accordance with the text of option (b) of each of Article 405(1) of the CRR (as defined in the Transfer and Servicing Agreement), Article 51(1) of the AIFM Regulation (as defined in the Transfer and Servicing Agreement) and Article 254(2) of the Solvency II Regulation (as defined in the Transfer and Servicing Agreement), in each case as in effect on the RR Amendment Effective Date (as defined in the Transfer and Servicing Agreement), by holding all the membership interest in Nissan Wholesale Receivables Corporation II (“NWRC II”), which in turn holds all or part of the Transferor Interest (as defined in the Transfer and Servicing Agreement) (the “Retained Interest”).

NMAC has not sold, hedged or otherwise mitigated its credit risk under or associated with the Retained Interest (and has not permitted NWRC II or any of its other affiliates to sell, hedge or otherwise mitigate its credit risk under or associated with the Retained Interest) except to the extent permitted in accordance with the EU Retention Rules (as defined in the Transfer and Servicing Agreement).

US Credit Risk Retention Disclosure

As of November 13, 2017 (the “Series 2017-C Issuance Date”), the seller’s interest was 12.69% of the investor ABS interests (calculated in accordance with Regulation RR (as defined in the Transfer and Servicing Agreement)), based on the Pool Balance (as defined in the Transfer and Servicing Agreement) as of Series 2017-C Issuance Date.

Item 10. Exhibits.

(a)	Monthly Servicer’s Statement for the month of November 2017 – Nissan Master Owner Trust Receivables, Series 2015-A.

Monthly Servicer’s Statement for the month of November 2017 – Nissan Master Owner Trust Receivables, Series 2016-A.

Monthly Servicer’s Statement for the month of November 2017 – Nissan Master Owner Trust Receivables, Series 2017-A.

Monthly Servicer’s Statement for the month of November 2017 – Nissan Master Owner Trust Receivables, Series 2017-B.

Monthly Servicer’s Statement for the month of November 2017 – Nissan Master Owner Trust Receivables, Series 2017-C.

(b)	Exhibits:	99.1 Monthly Servicer’s Statement for the month of November 2017 – Nissan Master Owner Trust Receivables, Series 2015-A.

99.2 Monthly Servicer’s Certificate for the month of November 2017 – Nissan Master Owner Trust Receivables, Series 2015-A.

99.3 Monthly Servicer’s Statement for the month of November 2017 – Nissan Master Owner Trust Receivables, Series 2016-A.

99.4 Monthly Servicer’s Certificate for the month of November 2017 – Nissan Master Owner Trust Receivables, Series 2016-A.

99.5 Monthly Servicer’s Statement for the month of November 2017 – Nissan Master Owner Trust Receivables, Series 2017-A.

99.6 Monthly Servicer’s Certificate for the month of November 2017 – Nissan Master Owner Trust Receivables, Series 2017-A.

99.7 Monthly Servicer’s Statement for the month of November 2017 – Nissan Master Owner Trust Receivables, Series 2017-B.

99.8 Monthly Servicer’s Certificate for the month of November 2017 – Nissan Master Owner Trust Receivables, Series 2017-B.

99.9 Monthly Servicer’s Statement for the month of November 2017 – Nissan Master Owner Trust Receivables, Series 2017-C.

99.10 Monthly Servicer’s Certificate for the month of November 2017 – Nissan Master Owner Trust Receivables, Series 2017-C.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN WHOLESALE RECEIVABLES CORPORATION II
(Depositor)

Date: December 26, 2017	/s/ Riley A. McAndrews
Riley A. McAndrews, Assistant Treasurer